Related Party Transactions (Details) - Related Party and Affiliates $ in Thousands	12 Months Ended
Sep. 26, 2014 USD ($)
Tyco and affiliates
Related Party Transaction [Line Items]
Net sales	$ 5,933
Cost of sales	4,943
CD&R affiliates
Related Party Transaction [Line Items]
Net sales	105,681
Cost of sales	$ 78,019